Stockholders' Equity (Schedule of Shares of Common Stock Reserved for Issuance) (Details) - USD ($)			12 Months Ended
	Mar. 09, 2018	Sep. 13, 2016	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock			331,193	331,193
Total common stock reserved for future issuance			33,763,713
Total fair value of options vested			$ 2,000,000	$ 4,800,000
Weighted-average fair value of options granted during the period			$ 0.79	$ 0.47
Weighted-average period			1 year 4 months 24 days
Unrecognized compensation expense			$ 1,000,000
2019 LPC Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance			14,500,000
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding			15,881,406
Available for future grants	7,500,000	3,000,000	3,050,799
Vesting period expiration			10 years
Number of shares authorized to be issued under the plan	16,050,000
2012 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance		125,000			1,100,000
Vesting period			4 years
2012 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
2001 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding			315
2001 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be issued under the plan			426,030